Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity
	As of June 10, 2021
Member Units	Outstanding	Class A Common Stock	Class V Common Stock
Class A	1,381,424	12,612,470	25,791,473
Class B	293,221	9,564,150	—
Class C	400,000	11,520,101	—
Class D	236,521	1,568,565	5,806,776
Class E	112,916	1,309,971	2,229,122
Class F	492,110	16,380,782	—
Class G	10,019	278,533	—
Total	2,926,211	53,234,572	33,827,371
	As of June 10, 2021			As of December 31, 2020
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding
Class A	3,136,518	1,381,424	1,381,424	3,136,518	911,500	911,500
Class B	513,846	367,395	293,221	513,846	367,927	229,732
Class C	400,000	400,000	400,000	400,000	300,000	300,000
Class D	236,521	236,521	236,521	236,521	236,521	236,521
Class E	112,916	112,916	112,916	112,916	112,916	112,916
Class F	492,110	492,110	492,110	492,110	492,110	492,110
Class G	11,482	10,019	10,019	11,482	—	—
Class H	5,000	4,500	4,500	5,000	4,500	4,500
Total	4,908,393	3,004,885	2,930,711	4,908,393	2,425,474	2,287,279